S000022084 [Member] Annual Fund Operating Expenses - Emerging Markets Equity Fund - Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.40%